Document And Entity Information	Oct. 11, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2019
Entity Registrant Name	SPECTRUM BRANDS HOLDINGS, INC.
Entity Central Index Key	0000109177
Entity File Number	001-4219
Entity Address, Address Line One	3001 Deming Way
Entity Address, City or Town	Middleton
Entity Address, State or Province	Wisconsin
Entity Address, Postal Zip Code	53562
City Area Code	608
Local Phone Number	275-3340
Entity Tax Identification Number	741339132
Entity Emerging Growth Company	false
SB/RH [Member]
Entity Registrant Name	SB/RH HOLDINGS, LLC
Entity File Number	333-192634-03
Entity Tax Identification Number	272812840
Entity Emerging Growth Company	false